Short-Term Investments	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Short-Term Investments
7.	SHORT-TERM INVESTMENTS

	2019	2018
Loan investment funds	407,928	210,971
Certificate of Bank Deposits (a)	21,327	27,201
Treasury bills	374,690	574,310
Government bonds (LFT)	221,900	402,895
Dynamo Beauty Ventures Ltd. Fund (b)	7,402	-

	1,033,247	1,215,377

Current	1,025,845	1,215,377
Non-current	7,402	-

(a)	The balance on December 31, 2019, related to the “Crer para Ver” line within an Company’s exclusive fund is R$38,018 (R$26,829 on December 31, 2018).
(b)    Natura Cosméticos S.A. became member of a new venture capital vehicle - the Dynamo Beauty Ventures (DBV) fund - whose mission is to identify and invest in emerging brands in cosmetics and well-being segments, the focus on Europe and the USA, acquiring non-controlling
interest in companies with tremendous growth potential and innovative business models in the long term.
The Company concentrates most of its investments in an exclusive investment fund. On December 31, 2019 the companies Natura &Co Holding S.A., Natura Cosméticos S.A., Natura Logística e Serviços Ltda, Indústria e Comércio de Cosméticos Natura Ltda., Natura Comercial Ltda., Natura Biosphera Franqueadora Ltda. and Instituto Natura have interest in shares of the Fund Essential Investment.
The value of the shares held by the Company is disclosed under “Investment Fund Exclusive” in the Company financial statements. The financial information of the Investment Fund, which the group has an exclusive interest (100 % of the shares), were consolidated, except for the shares of Instituto Natura, and the values of their portfolio were segregated by type of investment and classified as cash equivalents or short term investments, according to the accounting practices adopted by Natura Cosméticos.
The Essential is a Private Credit Multimarket Investment Fund managed, administrated and by custody of Itaú Unibanco Asset Management. Eligible assets in the portfolio are: government securities, CDBs, financial letters and repurchase agreements. There is no grace period for redemption of shares that may be redeemed at any time.
Breakdown of the exclusive fund portfolio on December 31, 2019 and December 31, 2018 is as follows:

	2019	2018
Certificates of deposit	21,327	73,268
Repurchase agreements	1,192,101	344,051
Treasury bills	374,690	574,310
Government bonds (LFT)	221,900	402,895

	1,810,018	1,394,524